Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related party transactions [abstract]
Short-term employee benefits	$ 34,430	$ 30,325
Share-based payments	$ 23,819	$ 19,727